Property and Equipment (Details) - Benson Hill, Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 39,657	$ 29,686		$ 63,711
Less accumulated depreciation	(8,033)	(3,561)		(11,232)
Property and equipment, net	31,624	26,125		52,479
Depreciation expense	4,617	2,949	$ 351
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	342	502		5,057
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,732	1,106		2,945
Machinery, field and laboratory equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,393	5,137		9,353
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,288	744		1,426
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,288	664		2,584
Buildings and building improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	26,614	$ 21,533
Buildings and building improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 25,259			$ 26,544